LEASES (Details - Operating right-of-use assets and related lease liabilities)	3 Months Ended
Mar. 31, 2022 USD ($)
Leases [Abstract]
Cash paid for operating lease liabilities	$ 110,274
Weighted-average remaining lease term (in years)	1 year 6 months
Weighted-average discount rate	10.00%